Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2020
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Carrying Amounts of Assets Pledged as Collateral
The carrying amounts of assets pledged as collateral at March 31, 2020 and 2019 were as follows:

	At March 31,
	2020	2019
	(In millions)
Cash and deposits with banks	¥90,656	¥48,937
Trading assets	2,020,520	2,111,979
Financial assets at fair value through profit or loss	303,608	1,208,409
Debt instruments at amortized cost	258,079	280,246
Debt instruments at fair value through other comprehensive income	13,405,374	9,140,006
Equity instruments at fair value through other comprehensive income	3,138	184,417
Loans and advances	10,793,479	10,118,591
Other assets	2,359,282	1,738,945

Total	¥29,234,136	¥24,831,530